Customers, Traders and Power Transport Concession Holders - Summary of Advances from Customers (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Advances From Customers [line items]
Beginning balance	R$ 233
Ending Balance	79	R$ 233
Cemig GT [member]
Disclosure Of Advances From Customers [line items]
Beginning balance	233	181
Additions	50	325
Disposals	(215)	(318)
Inflation adjustment	11	45
Ending Balance	R$ 79	R$ 233